PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,305		$ 5,246
Less: Accumulated depreciation	110		3,680
Property and equipment, net	2,195		1,566
Depreciation expense	97	$ 189	364	$ 383
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	929		370
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	504		889
Equipment and other
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 872		$ 3,987